Commitments and Contingencies (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments
2012	$ 13
2013	12
2014	8
2015	8
2016	6
Thereafter	1
Total future minimum lease payments	$ 48